Supplementary Financial Statements Information - Marketable Securities (Schedule of summarizes estimated fair value and gross unrealized holding losses of marketable securities) (Details) - USD ($)
$ in Thousands
	Jun. 30, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
In Unrealized Loss Position For Less Than 12 Months, Fair Value	$ 75,919	$ 5,154
In Unrealized Loss Position For Less Than 12 Months, Gross Unrealized Loss	(414)	(12)
Corporate bonds [Member]
Marketable Securities [Line Items]
In Unrealized Loss Position For Less Than 12 Months, Fair Value	73,903	5,154
In Unrealized Loss Position For Less Than 12 Months, Gross Unrealized Loss	(412)	$ (12)
Government bonds [Member]
Marketable Securities [Line Items]
In Unrealized Loss Position For Less Than 12 Months, Fair Value	2,016
In Unrealized Loss Position For Less Than 12 Months, Gross Unrealized Loss	$ (2)